UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1 – Reports to Stockholders

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Global Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Equity Income Fund

June 15, 2021

PGIM Jennison Global Equity Income Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	28.05	31.62	8.75	7.94
Class C	27.62	37.29	9.21	7.76
Class R	27.86	38.85	9.67	8.26
Class Z	28.26	39.82	10.29	8.84
Class R6	28.22	39.82	10.39	8.95
MSCI All Country World Net Dividends Index
	28.29	45.75	13.85	9.17

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

MSCI All Country World Net Dividends Index—The Morgan Stanley Capital International All Country World Net Dividends Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Equity Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	United States	3.5%
Prologis, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	3.4%
AXA SA	Insurance	France	3.4%
JPMorgan Chase & Co.	Banks	United States	3.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	3.2%
Zurich Insurance Group AG	Insurance	Switzerland	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	3.2%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	United States	2.9%
AbbVie, Inc.	Biotechnology	United States	2.9%
Linde PLC	Chemicals	United Kingdom	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Equity Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Equity Income Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,280.50	1.14%	$6.45
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Class C	Actual	$1,000.00	$1,276.20	1.91%	$10.78
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class R	Actual	$1,000.00	$1,278.60	1.45%	$8.19
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$1,282.60	0.88%	$4.98
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class R6	Actual	$1,000.00	$1,282.20	0.80%	$4.53
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2021

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS — 94.1%

Australia — 2.5%
APA Group	1,738,670	$13,469,580
Transurban Group	1,112,139	12,174,601

		25,644,181

Canada — 2.9%
Enbridge, Inc.	570,942	22,022,015
Pembina Pipeline Corp.	258,037	7,964,792

		29,986,807

France — 9.6%
AXA SA	1,221,458	34,531,389
Cie Generale des Etablissements Michelin SCA	133,652	19,332,854
Sanofi	188,812	19,805,292
TOTAL SE, ADR	549,687	24,340,140

		98,009,675

Germany — 2.6%
BASF SE	112,468	9,067,318
RWE AG	189,806	7,204,575
Telefonica Deutschland Holding AG	3,467,197	10,099,061

		26,370,954

Italy — 2.4%
Enel SpA	2,458,731	24,508,427

Netherlands — 1.0%
Akzo Nobel NV	82,991	9,963,043

South Korea — 1.2%
Samsung Electronics Co. Ltd.	166,329	12,172,353

Spain — 3.8%
Ferrovial SA	335,015	9,514,660
Iberdrola SA	2,200,015	29,732,588

		39,247,248

Switzerland — 3.2%
Zurich Insurance Group AG	79,905	32,773,888

Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280,695	32,768,334

United Kingdom — 4.3%
AstraZeneca PLC, ADR(a)	276,241	14,660,110
Linde PLC	104,052	29,742,224

		44,402,334

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

	Shares	Value

COMMON STOCKS (continued)
United States — 57.4%
AbbVie, Inc.	267,508	$29,827,142
American Campus Communities, Inc., REIT	609,822	27,570,053
Apple, Inc.	251,335	33,040,499
Bristol-Myers Squibb Co.	227,372	14,192,560
Caterpillar, Inc.	59,106	13,482,670
Corning, Inc.	269,129	11,898,193
D.R. Horton, Inc.	166,961	16,410,597
Deere & Co.	58,842	21,821,556
Dow, Inc.	212,856	13,303,500
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	191,900
Home Depot, Inc. (The)	47,710	15,442,296
Johnson Controls International PLC	290,698	18,122,113
JPMorgan Chase & Co.	222,114	34,163,354
Lam Research Corp.	44,000	27,299,800
McDonald’s Corp.	53,995	12,747,139
MetLife, Inc.	440,602	28,035,505
Microsoft Corp.	94,399	23,805,540
PepsiCo, Inc.	121,986	17,585,502
PNC Financial Services Group, Inc. (The)	111,640	20,871,098
Procter & Gamble Co. (The)	62,093	8,284,448
Prologis, Inc., REIT	298,310	34,762,064
QUALCOMM, Inc.	216,533	30,054,780
Sempra Energy	111,945	15,400,274
Texas Instruments, Inc.	196,136	35,404,509
Truist Financial Corp.	329,787	19,559,667
Union Pacific Corp.	128,096	28,448,841
United Parcel Service, Inc. (Class B Stock)	56,513	11,520,740
Walmart, Inc.	118,215	16,539,461
Williams Cos., Inc. (The)	351,617	8,565,390

		588,351,191

TOTAL COMMON STOCKS (cost $718,475,539)		964,198,435

PREFERRED STOCKS — 4.9%
Canada — 2.0%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	267,008	20,444,803

United States — 2.9%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22(a)	150,622	7,559,718

See Notes to Financial Statements.

10

	Shares	Value

PREFERRED STOCKS (continued)
United States (cont’d.)
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	97,342	$15,895,949
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	4,872	6,897,534

		30,353,201

TOTAL PREFERRED STOCKS (cost $35,634,536)		50,798,004

TOTAL LONG-TERM INVESTMENTS (cost $754,110,075)		1,014,996,439

SHORT-TERM INVESTMENTS — 2.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	8,415,043	8,415,043
PGIM Institutional Money Market Fund (cost $21,508,923; includes $21,506,732 of cash collateral for securities on loan)(b)(wa)	21,534,565	21,523,797

TOTAL SHORT-TERM INVESTMENTS (cost $29,923,966)		29,938,840

TOTAL INVESTMENTS—101.9% (cost $784,034,041)		1,044,935,279

Liabilities in excess of other assets — (1.9)%		(19,872,758)

NET ASSETS — 100.0%		$1,025,062,521

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $191,900 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,560,645; cash collateral of $21,506,732 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $191,900 is 0.0% of net assets.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Common Stocks
Australia	$—	$25,644,181	$—
Canada	29,986,807	—	—
France	24,340,140	73,669,535	—
Germany	—	26,370,954	—
Italy	—	24,508,427	—
Netherlands	—	9,963,043	—
South Korea	—	12,172,353	—
Spain	—	39,247,248	—
Switzerland	—	32,773,888	—
Taiwan	32,768,334	—	—
United Kingdom	44,402,334	—	—
United States	588,159,291	—	191,900
Preferred Stocks
Canada	20,444,803	—	—
United States	30,353,201	—	—
Affiliated Mutual Funds	29,938,840	—	—

Total	$800,393,750	$244,349,629	$191,900

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Semiconductors & Semiconductor Equipment	12.3%
Insurance	9.3
Banks	7.3
Oil, Gas & Consumable Fuels	6.1
Equity Real Estate Investment Trusts (REITs)	6.1

Chemicals	6.1%
Electric Utilities	6.0
Pharmaceuticals	4.7
Technology Hardware, Storage & Peripherals	4.4
Machinery	3.4

See Notes to Financial Statements.

12

Industry Classification (continued):

Auto Components	3.4%
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	2.9
Biotechnology	2.9
Road & Rail	2.8
Software	2.3
Multi-Utilities	2.2
Commercial Services & Supplies	2.0
Building Products	1.8
Beverages	1.7
Food & Staples Retailing	1.6
Household Durables	1.6
Specialty Retail	1.5
Gas Utilities	1.3
Hotels, Restaurants & Leisure	1.3

Transportation Infrastructure	1.2%
Electronic Equipment, Instruments & Components	1.2
Air Freight & Logistics	1.1
Diversified Telecommunication Services	1.0
Construction & Engineering	0.9
Household Products	0.8
Health Care Equipment & Supplies	0.7
Diversified Financial Services	0.0 *

101.9
Liabilities in excess of other assets	(1.9)

100.0%

*	Less than+/-0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$21,560,645	$(21,506,732)	$53,913

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $21,560,645:
Unaffiliated investments (cost $754,110,075)	$1,014,996,439
Affiliated investments (cost $29,923,966)	29,938,840
Cash	23
Tax reclaim receivable	1,740,554
Dividends receivable	1,722,317
Receivable for Fund shares sold	934,173
Prepaid expenses and other assets	3,470

Total Assets	1,049,335,816

Liabilities

Payable to broker for collateral for securities on loan	21,506,732
Payable for Fund shares purchased	1,616,080
Management fee payable	620,860
Accrued expenses and other liabilities	229,693
Distribution fee payable	226,604
Affiliated transfer agent fee payable	72,944
Directors’ fees payable	222
Payable to custodian	160

Total Liabilities	24,273,295

Net Assets	$1,025,062,521

Net assets were comprised of:
Common stock, at par	$70,272
Paid-in capital in excess of par	742,394,443
Total distributable earnings (loss)	282,597,806

Net assets, April 30, 2021	$1,025,062,521

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($683,442,300 ÷ 46,264,541 shares of common stock issued and outstanding)	$14.77
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.63

Class C
Net asset value, offering price and redemption price per share,
($91,797,944 ÷ 7,083,127 shares of common stock issued and outstanding)	$12.96

Class R
Net asset value, offering price and redemption price per share,
($23,330,850 ÷ 1,579,304 shares of common stock issued and outstanding)	$14.77

Class Z
Net asset value, offering price and redemption price per share,
($218,959,805 ÷ 14,836,146 shares of common stock issued and outstanding)	$14.76

Class R6
Net asset value, offering price and redemption price per share,
($7,531,622 ÷ 509,113 shares of common stock issued and outstanding)	$14.79

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      15

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $876,705 foreign withholding tax)	$14,156,912
Income from securities lending, net (including affiliated income of $9,225)	12,923
Affiliated dividend income	4,211

Total income	14,174,046

Expenses
Management fee	3,638,400
Distribution fee(a)	1,649,520
Transfer agent’s fees and expenses (including affiliated expense of $142,665)(a)	574,197
Custodian and accounting fees	77,660
Registration fees(a)	38,298
Shareholders’ reports	18,989
Audit fee	14,100
Legal fees and expenses	11,155
Directors’ fees	11,045
Miscellaneous	17,173

Total expenses	6,050,537
Less: Fee waiver and/or expense reimbursement(a)	(5,789)
Distribution fee waiver(a)	(181,933)

Net expenses	5,862,815

Net investment income (loss)	8,311,231

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,454))	20,501,840
Foreign currency transactions	(48,502)

20,453,338

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,681))	211,348,285
Foreign currencies	20,547

211,368,832

Net gain (loss) on investment and foreign currency transactions	231,822,170

Net Increase (Decrease) In Net Assets Resulting From Operations	$240,133,401

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	924,764	641,338	83,418	—	—
Transfer agent’s fees and expenses	368,426	84,273	16,120	105,143	235
Registration fees	10,092	7,456	4,682	9,573	6,495
Fee waiver and/or expense reimbursement	—	—	—	—	(5,789)
Distribution fee waiver	(154,127)	—	(27,806)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,311,231	$20,134,581
Net realized gain (loss) on investment and foreign currency transactions	20,453,338	67,254,439
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	211,368,832	(135,235,460)

Net increase (decrease) in net assets resulting from operations	240,133,401	(47,846,440)

Dividends and Distributions
Distributions from distributable earnings
Class A	(41,528,599)	(65,938,033)
Class B	—	(2,224,015)
Class C	(11,873,304)	(32,156,652)
Class R	(1,516,936)	(2,723,434)
Class Z	(15,484,768)	(33,909,314)
Class R6	(377,942)	(382,593)

	(70,781,549)	(137,334,041)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	22,569,804	36,462,809
Net asset value of shares issued in reinvestment of dividends and distributions	64,207,351	122,981,230
Cost of shares purchased	(120,560,795)	(363,459,395)

Net increase (decrease) in net assets from Fund share transactions	(33,783,640)	(204,015,356)

Total increase (decrease)	135,568,212	(389,195,837)

Net Assets:
Beginning of period	889,494,309	1,278,690,146

End of period	$1,025,062,521	$889,494,309

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      17

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two series: PGIM Jennison Global Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Global Equity Income Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

18

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Global Equity Income Fund      19

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

20

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and

PGIM Jennison Global Equity Income Fund      21

Notes to Financial Statements (unaudited) (continued)

realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.745% of the Fund’s average daily net assets up to and including $500 million, 0.73% on the next $500 million, 0.625% on the next $1.5 billion, 0.60% on the next $5 billion, 0.58% on the next $2.5 billion and 0.56% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.74% for the reporting period ended April 30, 2021.

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The Manager has contractually agreed, through February 28, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively, through February 28, 2022. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $92,546 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $777 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Global Equity Income Fund      23

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $67,009,257 and $168,014,185, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 680,112	$ 96,464,155	$ 88,729,224	$ —	$ —	$ 8,415,043	8,415,043	$4,211

PGIM Institutional Money Market Fund (1)(b)(wa)
25,617,998	203,661,357	207,746,423	(6,681)	(2,454)	21,523,797	21,534,565	9,225(2)

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$26,298,110	$300,125,512	$296,475,647	$(6,681)	$(2,454)	$29,938,840		$13,436

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax	Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$786,070,155

Gross Unrealized Appreciation	272,004,604
Gross Unrealized Depreciation	(13,139,480)

Net Unrealized Appreciation	$258,865,124

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Jennison Global Equity Income Fund      25

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 5.5 billion shares of capital stock, $0.001 par value per share, 2.770 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	400,000,000
Class B	20,000,000
Class C	300,000,000
Class R	75,000,000
Class Z	1,250,000,000
Class T	650,000,000
Class R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	13,059	0.1%
Class C	884	0.1%
Class R	375,303	23.8%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	64.3%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	775,016	$10,689,603
Shares issued in reinvestment of dividends and distributions	2,830,531	37,784,608
Shares purchased	(4,390,605)	(61,078,278)

Net increase (decrease) in shares outstanding before conversion	(785,058)	(12,604,067)
Shares issued upon conversion from other share class(es)	5,553,689	77,761,412
Shares purchased upon conversion into other share class(es)	(298,449)	(4,212,165)

Net increase (decrease) in shares outstanding	4,470,182	$60,945,180

Year ended October 31, 2020:

Shares sold	948,553	$12,276,030
Shares issued in reinvestment of dividends and distributions	4,672,391	62,879,996
Shares purchased	(10,894,692)	(138,695,170)

Net increase (decrease) in shares outstanding before conversion	(5,273,748)	(63,539,144)
Shares issued upon conversion from other share class(es)	5,929,232	75,471,209
Shares purchased upon conversion into other share class(es)	(585,542)	(7,637,557)

Net increase (decrease) in shares outstanding	69,942	$4,294,508

Class B
Period ended June 26, 2020*:
Shares sold	34,272	$421,699
Shares issued in reinvestment of dividends and distributions	148,052	1,803,841
Shares purchased	(368,748)	(4,429,833)

Net increase (decrease) in shares outstanding before conversion	(186,424)	(2,204,293)
Shares purchased upon conversion into other share class(es)	(1,617,470)	(17,776,878)

Net increase (decrease) in shares outstanding	(1,803,894)	$(19,981,171)

Class C
Six months ended April 30, 2021:
Shares sold	156,041	$1,922,464
Shares issued in reinvestment of dividends and distributions	1,000,390	11,721,843
Shares purchased	(1,461,317)	(17,841,061)

Net increase (decrease) in shares outstanding before conversion	(304,886)	(4,196,754)
Shares purchased upon conversion into other share class(es)	(6,314,005)	(77,709,507)

Net increase (decrease) in shares outstanding	(6,618,891)	$(81,906,261)

Year ended October 31, 2020:
Shares sold	541,171	$6,425,794
Shares issued in reinvestment of dividends and distributions	2,268,662	27,346,424
Shares purchased	(6,457,520)	(74,001,209)

Net increase (decrease) in shares outstanding before conversion	(3,647,687)	(40,228,991)
Shares purchased upon conversion into other share class(es)	(5,381,169)	(61,602,317)

Net increase (decrease) in shares outstanding	(9,028,856)	$(101,831,308)

PGIM Jennison Global Equity Income Fund      27

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2021:
Shares sold	50,730	$707,404
Shares issued in reinvestment of dividends and distributions	113,625	1,516,936
Shares purchased	(170,783)	(2,390,675)

Net increase (decrease) in shares outstanding	(6,428)	$(166,335)

Year ended October 31, 2020:
Shares sold	83,595	$1,020,449
Shares issued in reinvestment of dividends and distributions	201,453	2,722,471
Shares purchased	(479,752)	(6,048,807)

Net increase (decrease) in shares outstanding	(194,704)	$(2,305,887)

Class Z
Six months ended April 30, 2021:
Shares sold	463,936	$6,375,387
Shares issued in reinvestment of dividends and distributions	960,841	12,808,019
Shares purchased	(2,745,471)	(38,204,782)

Net increase (decrease) in shares outstanding before conversion	(1,320,694)	(19,021,376)
Shares issued upon conversion from other share class(es)	368,394	5,173,244
Shares purchased upon conversion into other share class(es)	(89,933)	(1,264,698)

Net increase (decrease) in shares outstanding	(1,042,233)	$(15,112,830)

Year ended October 31, 2020:
Shares sold	1,071,093	$13,409,658
Shares issued in reinvestment of dividends and distributions	2,071,708	27,848,794
Shares purchased	(10,812,928)	(137,934,574)

Net increase (decrease) in shares outstanding before conversion	(7,670,127)	(96,676,122)
Shares issued upon conversion from other share class(es)	1,053,232	13,798,767
Shares purchased upon conversion into other share class(es)	(197,589)	(2,570,561)

Net increase (decrease) in shares outstanding	(6,814,484)	$(85,447,916)

Class R6
Six months ended April 30, 2021:
Shares sold	204,893	$2,874,946
Shares issued in reinvestment of dividends and distributions	28,118	375,945
Shares purchased	(75,109)	(1,045,999)

Net increase (decrease) in shares outstanding before conversion	157,902	2,204,892
Shares issued upon conversion from other share class(es)	22,921	323,122
Shares purchased upon conversion into other share class(es)	(5,101)	(71,408)

Net increase (decrease) in shares outstanding	175,722	$2,456,606

Year ended October 31, 2020:
Shares sold	228,437	$2,909,179
Shares issued in reinvestment of dividends and distributions	28,340	379,704
Shares purchased	(184,284)	(2,349,802)

Net increase (decrease) in shares outstanding before conversion	72,493	939,081
Shares issued upon conversion from other share class(es)	23,975	317,337

Net increase (decrease) in shares outstanding	96,468	$1,256,418

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $394,857, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $670,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such

PGIM Jennison Global Equity Income Fund      29

Notes to Financial Statements (unaudited) (continued)

issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

30

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Global Equity Income Fund      31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.40		$14.45	$16.18	$16.75	$14.68	$16.59
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.29	0.44	0.34	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25		(0.70)	0.62	(0.01)	2.11	(0.66)
Total from investment operations	3.37		(0.44)	0.91	0.43	2.45	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.29)	(0.29)	(0.43)	(0.38)	(0.44)
Distributions from net realized gains	(0.91)		(1.32)	(2.35)	(0.57)	-	(1.23)
Total dividends and distributions	(1.00)		(1.61)	(2.64)	(1.00)	(0.38)	(1.67)
Net asset value, end of period	$14.77		$12.40	$14.45	$16.18	$16.75	$14.68
Total Return(b):	28.05%		(3.76)%	9.02%	2.45%	16.88%	(1.00)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$683		$518	$603	$580	$680	$1,048
Average net assets (in millions)	$622		$544	$570	$648	$809	$1,253
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.15%	1.16%	1.15%	1.14%	1.16%
Expenses before waivers and/or expense reimbursement	1.19	%(e)	1.20%	1.21%	1.20%	1.19%	1.21%
Net investment income (loss)	1.74	%(e)	1.98%	2.02%	2.58%	2.18%	2.84%
Portfolio turnover rate(f)	7%		97%	77%	88%	75%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.99		$12.99	$14.84	$15.45	$13.57	$15.47
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.16	0.18	0.29	0.21	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.87		(0.62)	0.52	- (b)	1.95	(0.61)
Total from investment operations	2.93		(0.46)	0.70	0.29	2.16	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.22)	(0.20)	(0.33)	(0.28)	(0.34)
Distributions from net realized gains	(0.91)		(1.32)	(2.35)	(0.57)	-	(1.23)
Total dividends and distributions	(0.96)		(1.54)	(2.55)	(0.90)	(0.28)	(1.57)
Net asset value, end of period	$12.96		$10.99	$12.99	$14.84	$15.45	$13.57
Total Return(c):	27.62%		(4.46)%	8.27%	1.70%	16.03%	(1.73)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92		$151	$295	$505	$658	$923
Average net assets (in millions)	$129		$221	$399	$597	$786	$1,075
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.91	%(f)	1.87%	1.85%	1.87%	1.89%	1.91%
Expenses before waivers and/or expense reimbursement	1.91	%(f)	1.87%	1.85%	1.87%	1.89%	1.91%
Net investment income (loss)	0.94	%(f)	1.37%	1.38%	1.84%	1.45%	2.06%
Portfolio turnover rate(g)	7%		97%	77%	88%	75%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      33

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.40		$14.45	$16.18	$16.75	$14.68	$16.58
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.25	0.38	0.31	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25		(0.70)	0.62	- (b)	2.10	(0.64)
Total from investment operations	3.35		(0.48)	0.87	0.38	2.41	(0.27)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.25)	(0.25)	(0.38)	(0.34)	(0.40)
Distributions from net realized gains	(0.91)		(1.32)	(2.35)	(0.57)	-	(1.23)
Total dividends and distributions	(0.98)		(1.57)	(2.60)	(0.95)	(0.34)	(1.63)
Net asset value, end of period	$14.77		$12.40	$14.45	$16.18	$16.75	$14.68
Total Return(c):	27.86%		(4.07)%	8.69%	2.12%	16.59%	(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23		$20	$26	$28	$37	$40
Average net assets (in millions)	$22		$23	$27	$33	$40	$42
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.49%	1.44%	1.48%	1.39%	1.41%
Expenses before waivers and/or expense reimbursement	1.70	%(f)	1.74%	1.69%	1.73%	1.64%	1.66%
Net investment income (loss)	1.42	%(f)	1.69%	1.76%	2.24%	1.95%	2.48%
Portfolio turnover rate(g)	7%		97%	77%	88%	75%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.39		$14.44	$16.18	$16.74	$14.67	$16.58
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.33	0.48	0.38	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25		(0.70)	0.61	0.01	2.11	(0.66)
Total from investment operations	3.39		(0.40)	0.94	0.49	2.49	(0.20)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.33)	(0.33)	(0.48)	(0.42)	(0.48)
Distributions from net realized gains	(0.91)		(1.32)	(2.35)	(0.57)	-	(1.23)
Total dividends and distributions	(1.02)		(1.65)	(2.68)	(1.05)	(0.42)	(1.71)
Net asset value, end of period	$14.76		$12.39	$14.44	$16.18	$16.74	$14.67
Total Return(b):	28.26%		(3.49)%	9.28%	2.79%	17.18%	(0.75)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$219		$197	$328	$452	$566	$1,229
Average net assets (in millions)	$216		$249	$375	$507	$861	$1,338
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.87%	0.88%	0.90%	0.91%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.87%	0.88%	0.90%	0.91%
Net investment income (loss)	2.00	%(e)	2.31%	2.33%	2.82%	2.46%	3.08%
Portfolio turnover rate(f)	7%		97%	77%	88%	75%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund      35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.42		$14.47	$16.20	$16.77	$14.69	$16.60
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.34	0.52	0.42	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.24		(0.68)	0.62	(0.03)	2.09	(0.69)
Total from investment operations	3.39		(0.39)	0.96	0.49	2.51	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.34)	(0.34)	(0.49)	(0.43)	(0.50)
Distributions from net realized gains	(0.91)		(1.32)	(2.35)	(0.57)	-	(1.23)
Total dividends and distributions	(1.02)		(1.66)	(2.69)	(1.06)	(0.43)	(1.73)
Net asset value, end of period	$14.79		$12.42	$14.47	$16.20	$16.77	$14.69
Total Return(b):	28.22%		(3.39)%	9.41%	2.81%	17.32%	(0.62)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$4	$3	$4	$3	$8
Average net assets (in millions)	$6		$3	$4	$4	$4	$20
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.79%
Expenses before waivers and/or expense reimbursement	1.00	%(e)	1.23%	0.96%	1.19%	0.80%	0.79%
Net investment income (loss)	2.09	%(e)	2.26%	2.39%	3.08%	2.68%	3.43%
Portfolio turnover rate(f)	7%		97%	77%	88%	75%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Equity Income Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	SPQAX	AGOCX	PJERX	JDEZX	PJIQX
CUSIP	74441L808	74441L873	74441L790	74441L832	74441L816

MF203E2

PGIM QMA MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Mid-Cap Value Fund

June 15, 2021

PGIM QMA Mid-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	58.04	68.97	6.65	8.08	—
Class C	57.37	76.35	7.03	7.87	—
Class R	57.73	78.27	7.57	N/A	5.51 (12/22/14)
Class Z	58.18	79.37	8.16	8.97	—
Class R2	57.97	78.56	N/A	N/A	3.38 (12/28/17)
Class R4	58.12	78.97	N/A	N/A	3.63 (12/28/17)
Class R6	58.36	79.50	8.30	9.14	—
Russell Midcap Value Index
	41.41	60.70	12.18	11.31	—
S&P MidCap 400 Index
	44.34	67.90	15.10	12.11	—
Russell Midcap Index
	35.42	59.57	15.58	12.69	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
	Class R (12/22/14)	Class R2, R4 (12/28/17)
Russell Midcap Value Index	9.68	10.30
S&P MidCap 400 Index	12.23	13.21
Russell Midcap Index	12.25	14.71

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index.

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM QMA Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	% of Net Assets
Ford Motor Co.	Automobiles	1.2%
Corteva, Inc.	Chemicals	1.1%
Public Service Enterprise Group, Inc.	Multi-Utilities	1.0%
State Street Corp.	Capital Markets	1.0%
Lennar Corp. (Class A Stock)	Household Durables	1.0%
Fifth Third Bancorp	Banks	1.0%
Consolidated Edison, Inc.	Multi-Utilities	1.0%
LyondellBasell Industries NV (Class A Stock)	Chemicals	1.0%
Nucor Corp.	Metals & Mining	1.0%
Entergy Corp.	Electric Utilities	0.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Mid-Cap Value Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,580.40	1.13%	$7.23
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$1,573.70	1.95%	$12.44
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class R	Actual	$1,000.00	$1,577.30	1.45%	$9.27
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$1,581.80	0.87%	$5.57
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Class R2	Actual	$1,000.00	$1,579.70	1.23%	$7.87
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class R4	Actual	$1,000.00	$1,581.20	0.98%	$6.27
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R6	Actual	$1,000.00	$1,583.60	0.73%	$4.68
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.2%

Aerospace & Defense 0.1%

Huntington Ingalls Industries, Inc.	1,400	$297,248
Textron, Inc.	1,600	102,784

		400,032

Auto Components 0.8%

BorgWarner, Inc.	42,700	2,074,366

Automobiles 1.2%

Ford Motor Co.*	295,600	3,411,224

Banks 9.5%

Associated Banc-Corp.	39,500	864,655
Bank OZK	19,100	782,909
BOK Financial Corp.	8,200	721,108
Citizens Financial Group, Inc.	50,000	2,314,000
Comerica, Inc.	25,900	1,946,644
Fifth Third Bancorp	68,033	2,758,058
First Hawaiian, Inc.	4,600	126,316
First Horizon Corp.	80,800	1,477,832
FNB Corp.	52,800	680,592
Huntington Bancshares, Inc.	85,000	1,302,200
KeyCorp	106,900	2,326,144
M&T Bank Corp.	14,900	2,349,581
PacWest Bancorp	15,000	651,150
Pinnacle Financial Partners, Inc.	5,100	446,964
Popular, Inc. (Puerto Rico)	13,600	1,005,856
Prosperity Bancshares, Inc.	15,700	1,151,752
Regions Financial Corp.	102,500	2,234,500
Synovus Financial Corp.	11,300	529,518
Umpqua Holdings Corp.	16,600	309,424
Wintrust Financial Corp.	10,700	824,970
Zions Bancorp NA	22,400	1,249,920

		26,054,093

Beverages 0.8%

Molson Coors Beverage Co. (Class B Stock)*	38,800	2,132,060

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 0.5%

Sage Therapeutics, Inc.*	7,300	$574,948
United Therapeutics Corp.*	4,300	866,708

		1,441,656

Building Products 1.1%

Johnson Controls International PLC	27,200	1,695,648
Owens Corning	12,800	1,239,168

		2,934,816

Capital Markets 1.8%

Franklin Resources, Inc.	7,100	213,000
Invesco Ltd.	75,700	2,043,900
State Street Corp.	33,400	2,803,930

		5,060,830

Chemicals 3.9%

CF Industries Holdings, Inc.	1,000	48,630
Corteva, Inc.	62,500	3,047,500
Eastman Chemical Co.	18,400	2,123,176
LyondellBasell Industries NV (Class A Stock)	25,600	2,655,744
Mosaic Co. (The)	63,200	2,223,376
Westlake Chemical Corp.	5,400	507,006

		10,605,432

Commercial Services & Supplies 0.3%

ADT, Inc.	77,577	713,708

Communications Equipment 0.0%

Viasat, Inc.*	1,600	82,864

Consumer Finance 2.4%

Ally Financial, Inc.	46,459	2,390,316
Discover Financial Services	10,900	1,242,600
Santander Consumer USA Holdings, Inc.	23,400	794,196
Synchrony Financial	48,800	2,134,512

		6,561,624

Containers & Packaging 1.9%

Berry Global Group, Inc.*	5,000	318,100

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

International Paper Co.	42,800	$2,482,400
Westrock Co.	41,900	2,335,925

		5,136,425

Distributors 0.4%

LKQ Corp.*	25,700	1,200,447

Diversified Consumer Services 0.6%

Graham Holdings Co. (Class B Stock)	2,600	1,652,586

Diversified Financial Services 1.8%

Equitable Holdings, Inc.	63,300	2,166,759
Jefferies Financial Group, Inc.	53,600	1,742,536
Voya Financial, Inc.	17,202	1,166,640

		5,075,935

Diversified Telecommunication Services 0.5%

Lumen Technologies, Inc.(a)	106,700	1,368,961

Electric Utilities 6.6%

Avangrid, Inc.	27,800	1,415,020
Edison International	41,900	2,490,955
Entergy Corp.	23,700	2,590,173
Evergy, Inc.	35,400	2,264,538
Eversource Energy	10,100	870,822
FirstEnergy Corp.	28,200	1,069,344
OGE Energy Corp.	46,900	1,573,964
Pinnacle West Capital Corp.	24,300	2,056,995
PPL Corp.	85,700	2,496,441
Xcel Energy, Inc.	17,400	1,240,620

		18,068,872

Electrical Equipment 0.1%

nVent Electric PLC	8,800	267,960

Electronic Equipment, Instruments & Components 2.3%

Arrow Electronics, Inc.*	17,500	1,996,225
Avnet, Inc.	42,800	1,879,776
Corning, Inc.	21,500	950,515

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Jabil, Inc.	6,400	$335,488
SYNNEX Corp.	10,000	1,212,000

		6,374,004

Energy Equipment & Services 0.8%

Baker Hughes Co.	55,500	1,114,440
Halliburton Co.	4,100	80,196
Helmerich & Payne, Inc.	3,000	76,890
NOV, Inc.*	65,300	976,235

		2,247,761

Equity Real Estate Investment Trusts (REITs) 7.3%

AvalonBay Communities, Inc.	2,300	441,600
Brandywine Realty Trust	129,000	1,745,370
Cousins Properties, Inc.	25,900	949,753
Empire State Realty Trust, Inc. (Class A Stock)	17,700	201,603
Equity Residential	5,100	378,573
Hudson Pacific Properties, Inc.	26,500	744,915
Kimco Realty Corp.	72,761	1,527,981
Medical Properties Trust, Inc.	47,869	1,055,511
Paramount Group, Inc.	165,800	1,759,138
Realty Income Corp.	3,500	242,025
Regency Centers Corp.	10,900	693,894
SL Green Realty Corp.	25,372	1,877,782
Ventas, Inc.	6,700	371,582
VEREIT, Inc.	46,401	2,219,824
VICI Properties, Inc.	49,300	1,562,810
Vornado Realty Trust	41,200	1,884,900
Welltower, Inc.	30,100	2,258,403
WP Carey, Inc.	1,400	104,846

		20,020,510

Food & Staples Retailing 0.9%

Kroger Co. (The)	70,700	2,583,378

Food Products 4.3%

Archer-Daniels-Midland Co.	39,400	2,487,322
Conagra Brands, Inc.	47,100	1,746,939
Ingredion, Inc.	12,900	1,204,989
J.M. Smucker Co. (The)	17,100	2,239,929

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

TreeHouse Foods, Inc.*	37,000	$1,761,200
Tyson Foods, Inc. (Class A Stock)	32,500	2,517,125

		11,957,504

Gas Utilities 0.8%

Atmos Energy Corp.	14,400	1,491,696
UGI Corp.	18,700	817,377

		2,309,073

Health Care Equipment & Supplies 0.3%
Zimmer Biomet Holdings, Inc.	4,700	832,652

Health Care Providers & Services 2.7%

Acadia Healthcare Co., Inc.*	26,000	1,583,920
Laboratory Corp. of America Holdings*	8,800	2,339,656
McKesson Corp.	400	75,024
Quest Diagnostics, Inc.(a)	9,800	1,292,424
Universal Health Services, Inc. (Class B Stock)	14,400	2,137,104

		7,428,128

Household Durables 5.2%

D.R. Horton, Inc.	18,400	1,808,536
Lennar Corp. (Class A Stock)	26,663	2,762,287
Mohawk Industries, Inc.*	10,639	2,186,314
Newell Brands, Inc.	70,751	1,907,447
PulteGroup, Inc.	40,847	2,414,875
Toll Brothers, Inc.	32,133	2,014,739
Whirlpool Corp.	5,000	1,182,250

		14,276,448

Household Products 0.0%

Spectrum Brands Holdings, Inc.	600	52,884

Independent Power & Renewable Electricity Producers 0.7%

Vistra Corp.	116,900	1,972,103

Insurance 7.1%
American Financial Group, Inc.	13,800	1,695,468
American National Group, Inc.	3,500	396,725
Arch Capital Group Ltd.*	42,000	1,667,820
Assurant, Inc.	10,100	1,571,560

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

CNA Financial Corp.	8,300	$389,519
Everest Re Group Ltd.	2,200	609,290
Fidelity National Financial, Inc.	35,800	1,633,196
First American Financial Corp.	22,300	1,438,350
Globe Life, Inc.	1,600	163,984
Hanover Insurance Group, Inc. (The)	3,900	539,409
Hartford Financial Services Group, Inc. (The)	38,200	2,519,672
Kemper Corp.	12,800	999,168
Lincoln National Corp.	31,100	1,994,443
Old Republic International Corp.	64,400	1,585,528
Principal Financial Group, Inc.	35,300	2,254,611
Reinsurance Group of America, Inc.	1,400	182,742

		19,641,485

Interactive Media & Services 0.0%

Twitter, Inc.*	1,000	55,220

Internet & Direct Marketing Retail 0.2%

Qurate Retail, Inc. (Class A Stock)	49,000	583,100

IT Services 0.7%

DXC Technology Co.*	59,500	1,958,145

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,000	630,130

Machinery 2.3%

Cummins, Inc.	4,600	1,159,384
Gates Industrial Corp. PLC*	23,803	410,602
PACCAR, Inc.	17,800	1,599,864
Stanley Black & Decker, Inc.	7,300	1,509,421
Westinghouse Air Brake Technologies Corp.	20,000	1,641,400

		6,320,671

Marine 0.6%

Kirby Corp.*	27,000	1,719,900

Media 4.1%

Discovery, Inc. (Class A Stock)*(a)	24,800	933,968
Discovery, Inc. (Class C Stock)*	34,000	1,098,540
DISH Network Corp. (Class A Stock)*	49,300	2,208,147
Fox Corp. (Class A Stock)	33,900	1,268,538

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

Fox Corp. (Class B Stock)	27,700	$1,007,726
Interpublic Group of Cos., Inc. (The)	36,300	1,152,525
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,300	375,077
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	11,400	515,622
News Corp. (Class A Stock)	38,800	1,016,366
Nexstar Media Group, Inc. (Class A Stock)	300	44,223
ViacomCBS, Inc. (Class B Stock)	42,300	1,735,146

		11,355,878

Metals & Mining 2.7%

Freeport-McMoRan, Inc.	10,300	388,413
Nucor Corp.	32,100	2,640,546
Reliance Steel & Aluminum Co.	13,390	2,146,551
Steel Dynamics, Inc.	40,000	2,168,800

		7,344,310

Mortgage Real Estate Investment Trusts (REITs) 2.3%

AGNC Investment Corp.	106,800	1,914,924
Annaly Capital Management, Inc.	230,524	2,093,158
New Residential Investment Corp.	151,300	1,621,936
Starwood Property Trust, Inc.	26,200	676,484

		6,306,502

Multiline Retail 0.5%

Dollar Tree, Inc.*	6,500	746,850
Kohl’s Corp.	12,000	703,920

		1,450,770

Multi-Utilities 4.3%

CenterPoint Energy, Inc.	60,900	1,491,441
Consolidated Edison, Inc.	35,033	2,711,904
DTE Energy Co.	15,100	2,114,302
MDU Resources Group, Inc.	20,500	685,930
NiSource, Inc.	66,800	1,738,136
Public Service Enterprise Group, Inc.	45,200	2,854,832
WEC Energy Group, Inc.	3,200	310,944

		11,907,489

Oil, Gas & Consumable Fuels 3.1%

Antero Midstream Corp.	111,500	963,360

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Continental Resources, Inc.*	30,100	$819,924
Diamondback Energy, Inc.	17,100	1,397,583
Equitrans Midstream Corp.	121,200	988,992
HollyFrontier Corp.	25,300	885,500
Marathon Oil Corp.	96,800	1,089,968
Marathon Petroleum Corp.	20,200	1,124,130
Pioneer Natural Resources Co.	8,300	1,276,789

		8,546,246

Pharmaceuticals 1.2%

Jazz Pharmaceuticals PLC*	3,000	493,200
Perrigo Co. PLC	32,000	1,332,160
Viatris, Inc.*	109,989	1,462,854

		3,288,214

Professional Services 0.4%

CACI International, Inc. (Class A Stock)*	3,800	968,468
Science Applications International Corp.	1,800	160,956

		1,129,424

Real Estate Management & Development 0.9%

CBRE Group, Inc. (Class A Stock)*	3,500	298,200
Jones Lang LaSalle, Inc.*	11,000	2,067,010

		2,365,210

Road & Rail 1.5%

AMERCO	1,600	954,608
Knight-Swift Transportation Holdings, Inc.	40,200	1,894,224
Ryder System, Inc.	8,641	689,897
Schneider National, Inc. (Class B Stock)	29,800	722,054

		4,260,783

Specialty Retail 1.1%

AutoNation, Inc.*	3,300	338,184
Best Buy Co., Inc.	2,000	232,540
Dick’s Sporting Goods, Inc.	1,100	90,838
Foot Locker, Inc.	17,300	1,020,354
Penske Automotive Group, Inc.	15,500	1,359,195

		3,041,111

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.3%

Hewlett Packard Enterprise Co.	152,300	$2,439,846

HP, Inc.	58,000	1,978,380
Xerox Holdings Corp.	74,500	1,798,430

		6,216,656

Textiles, Apparel & Luxury Goods 0.5%

PVH Corp.*	11,100	1,256,298

Thrifts & Mortgage Finance 0.8%

MGIC Investment Corp.	71,700	1,092,708
New York Community Bancorp, Inc.	84,800	1,014,208

		2,106,916

Trading Companies & Distributors 1.6%

Air Lease Corp.	38,900	1,817,019
United Rentals, Inc.*	7,800	2,495,610

		4,312,629

Wireless Telecommunication Services 1.2%

Telephone & Data Systems, Inc.	76,300	1,753,374
United States Cellular Corp.*	48,800	1,665,544

		3,418,918

TOTAL COMMON STOCKS (cost $209,323,637)		273,514,341

EXCHANGE-TRADED FUND 0.3%
iShares Russell Mid-Cap Value ETF (cost $755,274)	7,200	824,112

TOTAL LONG-TERM INVESTMENTS (cost $210,078,911)		274,338,453

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	2,405,599	2,405,599

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $3,431,999; includes $3,431,682 of cash collateral for securities on loan)(b)(wa)	3,439,196	$3,437,476

TOTAL SHORT-TERM INVESTMENTS (cost $5,837,598)		5,843,075

TOTAL INVESTMENTS 101.6% (cost $215,916,509)		280,181,528
Liabilities in excess of other assets (1.6)%		(4,519,319)

NET ASSETS 100.0%		$275,662,209

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,343,081; cash collateral of $3,431,682 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$ 400,032	$—	$—
Auto Components	2,074,366	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Automobiles	$3,411,224	$—	$—
Banks	26,054,093	—	—
Beverages	2,132,060	—	—
Biotechnology	1,441,656	—	—
Building Products	2,934,816	—	—
Capital Markets	5,060,830	—	—
Chemicals	10,605,432	—	—
Commercial Services & Supplies	713,708	—	—
Communications Equipment	82,864	—	—
Consumer Finance	6,561,624	—	—
Containers & Packaging	5,136,425	—	—
Distributors	1,200,447	—	—
Diversified Consumer Services	1,652,586	—	—
Diversified Financial Services	5,075,935	—	—
Diversified Telecommunication Services	1,368,961	—	—
Electric Utilities	18,068,872	—	—
Electrical Equipment	267,960	—	—
Electronic Equipment, Instruments & Components	6,374,004	—	—
Energy Equipment & Services	2,247,761	—	—
Equity Real Estate Investment Trusts (REITs)	20,020,510	—	—
Food & Staples Retailing	2,583,378	—	—
Food Products	11,957,504	—	—
Gas Utilities	2,309,073	—	—
Health Care Equipment & Supplies	832,652	—	—
Health Care Providers & Services	7,428,128	—	—
Household Durables	14,276,448	—	—
Household Products	52,884	—	—
Independent Power & Renewable Electricity Producers	1,972,103	—	—
Insurance	19,641,485	—	—
Interactive Media & Services	55,220	—	—
Internet & Direct Marketing Retail	583,100	—	—
IT Services	1,958,145	—	—
Life Sciences Tools & Services	630,130	—	—
Machinery	6,320,671	—	—
Marine	1,719,900	—	—
Media	11,355,878	—	—
Metals & Mining	7,344,310	—	—
Mortgage Real Estate Investment Trusts (REITs)	6,306,502	—	—
Multiline Retail	1,450,770	—	—
Multi-Utilities	11,907,489	—	—
Oil, Gas & Consumable Fuels	8,546,246	—	—
Pharmaceuticals	3,288,214	—	—
Professional Services	1,129,424	—	—
Real Estate Management & Development	2,365,210	—	—
Road & Rail	4,260,783	—	—
Specialty Retail	3,041,111	—	—

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 6,216,656	$—	$—
Textiles, Apparel & Luxury Goods	1,256,298	—	—
Thrifts & Mortgage Finance	2,106,916	—	—
Trading Companies & Distributors	4,312,629	—	—
Wireless Telecommunication Services	3,418,918	—	—
Exchange-Traded Fund	824,112	—	—
Affiliated Mutual Funds	5,843,075	—	—

Total	$280,181,528	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Banks	9.5%
Equity Real Estate Investment Trusts (REITs)	7.3
Insurance	7.1
Electric Utilities	6.6
Household Durables	5.2
Food Products	4.3
Multi-Utilities	4.3
Media	4.1
Chemicals	3.9
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	2.7
Metals & Mining	2.7
Consumer Finance	2.4
Electronic Equipment, Instruments & Components	2.3
Machinery	2.3
Mortgage Real Estate Investment Trusts (REITs)	2.3
Technology Hardware, Storage & Peripherals	2.3
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.1
Containers & Packaging	1.9
Diversified Financial Services	1.8
Capital Markets	1.8
Trading Companies & Distributors	1.6
Road & Rail	1.5
Wireless Telecommunication Services	1.2
Automobiles	1.2
Pharmaceuticals	1.2

Specialty Retail	1.1%
Building Products	1.1
Food & Staples Retailing	0.9
Real Estate Management & Development	0.9
Gas Utilities	0.8
Energy Equipment & Services	0.8
Beverages	0.8
Thrifts & Mortgage Finance	0.8
Auto Components	0.8
Independent Power & Renewable Electricity Producers	0.7
IT Services	0.7
Marine	0.6
Diversified Consumer Services	0.6
Multiline Retail	0.5
Biotechnology	0.5
Diversified Telecommunication Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Distributors	0.4
Professional Services	0.4
Health Care Equipment & Supplies	0.3
Exchange-Traded Fund	0.3
Commercial Services & Supplies	0.3
Life Sciences Tools & Services	0.2
Internet & Direct Marketing Retail	0.2
Aerospace & Defense	0.1
Electrical Equipment	0.1
Communications Equipment	0.0	*

See Notes to Financial Statements.

20

Industry Classification (continued):

Interactive Media & Services	0.0	*%
Household Products	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$3,343,081	$(3,343,081)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     21

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $3,343,081:
Unaffiliated investments (cost $210,078,911)	$274,338,453
Affiliated investments (cost $5,837,598)	5,843,075
Receivable for investments sold	3,290,128
Receivable for Fund shares sold	917,126
Dividends receivable	151,136
Prepaid expenses	9,805

Total Assets	284,549,723

Liabilities

Payable for investments purchased	4,714,711
Payable to broker for collateral for securities on loan	3,431,682
Payable for Fund shares purchased	447,091
Management fee payable	132,578
Accrued expenses and other liabilities	101,553
Distribution fee payable	32,822
Affiliated transfer agent fee payable	26,173
Directors’ fees payable	904

Total Liabilities	8,887,514

Net Assets	$275,662,209

Net assets were comprised of:
Common stock, at par	$12,735
Paid-in capital in excess of par	300,124,180
Total distributable earnings (loss)	(24,474,706)

Net assets, April 30, 2021	$275,662,209

See Notes to Financial Statements.

22

Class A

Net asset value and redemption price per share, ($128,532,652 ÷ 5,935,108 shares of common stock issued and outstanding)	$21.66
Maximum sales charge (5.50% of offering price)	1.26

Maximum offering price to public	$22.92

Class C

Net asset value, offering price and redemption price per share, ($8,294,445 ÷ 460,539 shares of common stock issued and outstanding)	$18.01

Class R

Net asset value, offering price and redemption price per share, ($510,713 ÷ 23,373 shares of common stock issued and outstanding)	$21.85

Class Z

Net asset value, offering price and redemption price per share, ($70,754,558 ÷ 3,226,040 shares of common stock issued and outstanding)	$21.93

Class R2

Net asset value, offering price and redemption price per share, ($47,202 ÷ 2,162 shares of common stock issued and outstanding)	$21.83

Class R4

Net asset value, offering price and redemption price per share, ($3,408,091 ÷ 155,963 shares of common stock issued and outstanding)	$21.85

Class R6

Net asset value, offering price and redemption price per share, ($64,114,548 ÷ 2,931,432 shares of common stock issued and outstanding)	$21.87

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     23

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $780 foreign withholding tax)	$2,481,393
Income from securities lending, net (including affiliated income of $3,203)	3,977
Affiliated dividend income	699

Total income	2,486,069

Expenses
Management fee	861,714
Distribution fee(a)	217,731
Shareholder servicing fees(a)	1,636
Transfer agent’s fees and expenses (including affiliated expense of $55,422)(a)	179,140
Registration fees(a)	45,600
Custodian and accounting fees	33,864
Audit fee	12,508
Shareholders’ reports	10,910
Legal fees and expenses	9,585
Directors’ fees	6,801
Miscellaneous	28,886

Total expenses	1,408,375
Less: Fee waiver and/or expense reimbursement(a)	(186,302)
Distribution fee waiver(a)	(29,929)

Net expenses	1,192,144

Net investment income (loss)	1,293,925

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $23,183)	14,263,596
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(26,607))	87,948,831

Net gain (loss) on investment transactions	102,212,427

Net Increase (Decrease) In Net Assets Resulting From Operations	$103,506,352

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	176,915	39,435	1,330	—	51	—	—
Shareholder servicing fees	—	—	—	—	20	1,616	—
Transfer agent’s fees and expenses	132,951	9,348	345	32,056	91	2,174	2,175
Registration fees	7,458	6,777	4,033	7,208	6,297	6,297	7,530
Fee waiver and/or expense reimbursement	(102,426)	(10,834)	(4,139)	(24,192)	(6,375)	(7,431)	(30,905)
Distribution fee waiver	(29,486)	—	(443)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,293,925	$6,355,111
Net realized gain (loss) on investment transactions	14,263,596	(78,266,473)
Net change in unrealized appreciation (depreciation) on investments	87,948,831	503,568

Net increase (decrease) in net assets resulting from operations	103,506,352	(71,407,794)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,045,295)	(3,911,907)
Class B	—	(35,542)
Class C	(125,667)	(318,052)
Class R	(4,570)	(9,386)
Class Z	(1,068,337)	(3,520,328)
Class R2	(619)	(1,059)
Class R4	(57,980)	(81,197)
Class R6	(970,737)	(3,618,113)

	(4,273,205)	(11,495,584)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	43,082,551	57,168,977
Net asset value of shares issued in reinvestment of dividends and distributions	4,074,698	11,036,475
Cost of shares purchased	(60,866,524)	(316,150,389)

Net increase (decrease) in net assets from Fund share transactions	(13,709,275)	(247,944,937)

Total increase (decrease)	85,523,872	(330,848,315)

Net Assets:

Beginning of period	190,138,337	520,986,652

End of period	$275,662,209	$190,138,337

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     25

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two series: PGIM Jennison Global Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM QMA Mid-Cap Value Fund (the “Fund”).

The investment objective of the Fund is to seek capital growth.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

26

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against

PGIM QMA Mid-Cap Value Fund     27

Notes to Financial Statements  (unaudited) (continued)

amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

28

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.73% of the Fund’s average daily net assets up to $1 billion, 0.71% of the next $2 billion, 0.69% of the next $2 billion, and 0.67% of the average daily net assets in

PGIM QMA Mid-Cap Value Fund     29

Notes to Financial Statements  (unaudited) (continued)

excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.73% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses an any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or

30

third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended April 30, 2021, PIMS received $39,623 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $160 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $88,669,505 and $105,879,751, respectively.

PGIM QMA Mid-Cap Value Fund     31

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 374,015	$26,299,777	$24,268,193	$—	$—	$2,405,599	2,405,599	$699

PGIM Institutional Money Market Fund (1)(b)(wa)
35,167,354	42,211,834	73,938,288	(26,607)	23,183	3,437,476	3,439,196	3,203	(2)

$35,541,369	$68,511,611	$98,206,481	$(26,607)	$23,183	$5,843,075		$3,902

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$219,313,557

Gross Unrealized Appreciation	66,613,235
Gross Unrealized Depreciation	(5,745,264)

Net Unrealized Appreciation	$60,867,971

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $99,667,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

32

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 5.5 billion shares of capital stock, $0.001 par value per share, 800 million of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	100,000,000
Class B	5,000,000
Class C	30,000,000
Class R	75,000,000
Class Z	190,000,000
Class T	75,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	175,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

PGIM QMA Mid-Cap Value Fund     33

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	628	0.1%
Class Z	489	0.1%
Class R2	512	23.7%
Class R4	516	0.3%
Class R6	488,602	16.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	34.8%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	293,611	$5,567,215
Shares issued in reinvestment of dividends and distributions	112,162	1,901,140
Shares purchased	(1,427,411)	(26,318,423)

Net increase (decrease) in shares outstanding before conversion	(1,021,638)	(18,850,068)
Shares issued upon conversion from other share class(es)	58,293	1,100,049
Shares purchased upon conversion into other share class(es)	(26,428)	(508,078)

Net increase (decrease) in shares outstanding	(989,773)	$(18,258,097)

Year ended October 31, 2020:
Shares sold	722,332	$10,036,196
Shares issued in reinvestment of dividends and distributions	190,649	3,549,882
Shares purchased	(3,796,722)	(54,030,970)

Net increase (decrease) in shares outstanding before conversion	(2,883,741)	(40,444,892)
Shares issued upon conversion from other share class(es)	170,043	2,295,856
Shares purchased upon conversion into other share class(es)	(75,875)	(1,148,385)

Net increase (decrease) in shares outstanding	(2,789,573)	$(39,297,421)

Class B

Period ended June 26, 2020*:
Shares sold	1,154	$12,185
Shares issued in reinvestment of dividends and distributions	2,235	35,108
Shares purchased	(21,741)	(272,476)

Net increase (decrease) in shares outstanding before conversion	(18,352)	(225,183)
Shares purchased upon conversion into other share class(es)	(114,692)	(1,277,306)

Net increase (decrease) in shares outstanding	(133,044)	$(1,502,489)

34

Class C	Shares	Amount

Six months ended April 30, 2021:
Shares sold	17,512	$293,409
Shares issued in reinvestment of dividends and distributions	8,843	125,035
Shares purchased	(82,290)	(1,234,940)

Net increase (decrease) in shares outstanding before conversion	(55,935)	(816,496)
Shares purchased upon conversion into other share class(es)	(70,119)	(1,105,543)

Net increase (decrease) in shares outstanding	(126,054)	$(1,922,039)

Year ended October 31, 2020:
Shares sold	38,398	$478,467
Shares issued in reinvestment of dividends and distributions	19,047	297,710
Shares purchased	(455,739)	(5,784,225)

Net increase (decrease) in shares outstanding before conversion	(398,294)	(5,008,048)
Shares purchased upon conversion into other share class(es)	(131,041)	(1,588,211)

Net increase (decrease) in shares outstanding	(529,335)	$(6,596,259)

Class R

Six months ended April 30, 2021:
Shares sold	8,588	$180,074
Shares issued in reinvestment of dividends and distributions	267	4,570
Shares purchased	(6,692)	(124,415)

Net increase (decrease) in shares outstanding	2,163	$60,229

Year ended October 31, 2020:
Shares sold	8,210	$103,002
Shares issued in reinvestment of dividends and distributions	499	9,386
Shares purchased	(14,833)	(209,684)

Net increase (decrease) in shares outstanding	(6,124)	$(97,296)

Class Z

Six months ended April 30, 2021:
Shares sold	962,167	$19,239,608
Shares issued in reinvestment of dividends and distributions	60,844	1,043,472
Shares purchased	(966,521)	(17,917,931)

Net increase (decrease) in shares outstanding before conversion	56,490	2,365,149
Shares issued upon conversion from other share class(es)	28,083	550,585
Shares purchased upon conversion into other share class(es)	(3,515)	(65,196)

Net increase (decrease) in shares outstanding	81,058	$2,850,538

Year ended October 31, 2020:
Shares sold	1,805,468	$27,062,113
Shares issued in reinvestment of dividends and distributions	184,460	3,469,699
Shares purchased	(8,829,855)	(140,694,663)

Net increase (decrease) in shares outstanding before conversion	(6,839,927)	(110,162,851)
Shares issued upon conversion from other share class(es)	111,481	1,737,070
Shares purchased upon conversion into other share class(es)	(22,970)	(330,815)

Net increase (decrease) in shares outstanding	(6,751,416)	$(108,756,596)

PGIM QMA Mid-Cap Value Fund     35

Notes to Financial Statements  (unaudited) (continued)

Class R2	Shares	Amount

Six months ended April 30, 2021:
Shares sold	95	$1,752
Shares issued in reinvestment of dividends and distributions	36	620
Shares purchased	(295)	(5,307)

Net increase (decrease) in shares outstanding	(164)	$(2,935)

Year ended October 31, 2020:
Shares sold	456	$6,583
Shares issued in reinvestment of dividends and distributions	56	1,059
Shares purchased	(902)	(10,296)

Net increase (decrease) in shares outstanding	(390)	$(2,654)

Class R4

Six months ended April 30, 2021:
Shares sold	14,623	$274,509
Shares issued in reinvestment of dividends and distributions	1,920	32,820
Shares purchased	(56,630)	(1,071,759)

Net increase (decrease) in shares outstanding	(40,087)	$(764,430)

Year ended October 31, 2020:
Shares sold	71,876	$893,446
Shares issued in reinvestment of dividends and distributions	3,169	59,491
Shares purchased	(65,982)	(949,742)

Net increase (decrease) in shares outstanding	9,063	$3,195

Class R6

Six months ended April 30, 2021:
Shares sold	878,626	$17,525,984
Shares issued in reinvestment of dividends and distributions	56,585	967,041
Shares purchased	(780,975)	(14,193,749)

Net increase (decrease) in shares outstanding before conversion	154,236	4,299,276
Shares issued upon conversion from other share class(es)	1,633	28,183

Net increase (decrease) in shares outstanding	155,869	$4,327,459

Year ended October 31, 2020:
Shares sold	1,327,846	$18,576,985
Shares issued in reinvestment of dividends and distributions	192,651	3,614,140
Shares purchased	(6,902,951)	(114,198,333)

Net increase (decrease) in shares outstanding before conversion	(5,382,454)	(92,007,208)
Shares issued upon conversion from other share class(es)	22,156	311,791

Net increase (decrease) in shares outstanding	(5,360,298)	$(91,695,417)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of

36

temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 37 days that the Fund had loans outstanding during the period was approximately $1,240,730, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $8,166,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.

PGIM QMA Mid-Cap Value Fund     37

Notes to Financial Statements  (unaudited) (continued)

Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which

38

may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM QMA Mid-Cap Value Fund     39

Notes to Financial Statements  (unaudited) (continued)

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.95		$17.83	$20.17	$22.24	$19.48	$20.29
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.29	0.30	0.30	0.28	0.22
Net realized and unrealized gain (loss) on investment transactions	7.92		(3.75)	(0.66)	(0.95)	3.11	0.34
Total from investment operations	8.01		(3.46)	(0.36)	(0.65)	3.39	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.42)	(0.41)	(0.32)	(0.25)	(0.21)
Distributions from net realized gains	-		-	(1.57)	(1.10)	(0.38)	(1.16)
Total dividends and distributions	(0.30)		(0.42)	(1.98)	(1.42)	(0.63)	(1.37)
Net asset value, end of period	$21.66		$13.95	$17.83	$20.17	$22.24	$19.48
Total Return(b):	58.04%		(20.02)%	(0.95)%	(3.54)%	17.56%	3.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128,533		$96,607	$173,162	$219,477	$268,067	$272,964
Average net assets (000)	$118,921		$125,104	$192,828	$259,013	$283,669	$277,601
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13	%(e)	1.14%	1.13%	1.18%	1.21%	1.20%
Expenses before waivers and/or expense reimbursement	1.35	%(e)	1.39%	1.32%	1.33%	1.34%	1.34%
Net investment income (loss)	1.01	%(e)	1.96%	1.69%	1.35%	1.31%	1.16%
Portfolio turnover rate(f)	38%		55%	58%	78%	112%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     41

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.63		$14.94	$17.24	$19.21	$16.93	$17.81
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.15	0.16	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investment transactions	6.59		(3.16)	(0.61)	(0.79)	2.70	0.29
Total from investment operations	6.61		(3.01)	(0.45)	(0.68)	2.80	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.30)	(0.28)	(0.19)	(0.14)	(0.08)
Distributions from net realized gains	-		-	(1.57)	(1.10)	(0.38)	(1.16)
Total dividends and distributions	(0.23)		(0.30)	(1.85)	(1.29)	(0.52)	(1.24)
Net asset value, end of period	$18.01		$11.63	$14.94	$17.24	$19.21	$16.93
Total Return(b):	57.37%		(20.65)%	(1.76)%	(4.22)%	16.65%	2.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,294		$6,823	$16,672	$42,595	$56,517	$55,164
Average net assets (000)	$7,952		$10,577	$27,709	$52,438	$59,943	$57,300
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95%	(e)	1.96%	1.94%	1.92%	1.96%	1.95%
Expenses before waivers and/or expense reimbursement	2.22%	(e)	2.19%	1.98%	1.97%	2.03%	2.04%
Net investment income (loss)	0.21%	(e)	1.17%	1.08%	0.60%	0.55%	0.42%
Portfolio turnover rate(f)	38%		55%	58%	78%	112%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.06		$17.96	$20.30	$22.38	$19.60	$20.40
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.24	0.25	0.24	0.22	0.18
Net realized and unrealized gain (loss) on investment transactions	7.99		(3.78)	(0.67)	(0.95)	3.15	0.34
Total from investment operations	8.05		(3.54)	(0.42)	(0.71)	3.37	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.36)	(0.35)	(0.27)	(0.21)	(0.16)
Distributions from net realized gains	-		-	(1.57)	(1.10)	(0.38)	(1.16)
Total dividends and distributions	(0.26)		(0.36)	(1.92)	(1.37)	(0.59)	(1.32)
Net asset value, end of period	$21.85		$14.06	$17.96	$20.30	$22.38	$19.60
Total Return(b):	57.73%		(20.23)%	(1.29)%	(3.76)%	17.31%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$511		$298	$491	$798	$740	$89
Average net assets (000)	$357		$386	$657	$888	$412	$293
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.45%	(e)	1.46%	1.45%	1.42%	1.44%	1.45%
Expenses before waivers and/or expense reimbursement	4.04%	(e)	4.44%	3.51%	3.42%	4.01%	1.79%
Net investment income (loss)	0.61%	(e)	1.58%	1.39%	1.07%	0.99%	0.99%
Portfolio turnover rate(f)	38%		55%	58%	78%	112%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     43

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.14		$18.06	$20.40	$22.48	$19.68	$20.49
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.35	0.37	0.35	0.34	0.26
Net realized and unrealized gain (loss) on investment transactions	8.02		(3.80)	(0.68)	(0.95)	3.14	0.35
Total from investment operations	8.13		(3.45)	(0.31)	(0.60)	3.48	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.47)	(0.46)	(0.38)	(0.30)	(0.26)
Distributions from net realized gains	-		-	(1.57)	(1.10)	(0.38)	(1.16)
Total dividends and distributions	(0.34)		(0.47)	(2.03)	(1.48)	(0.68)	(1.42)
Net asset value, end of period	$21.93		$14.14	$18.06	$20.40	$22.48	$19.68
Total Return(b):	58.18%		(19.75)%	(0.64)%	(3.30)%	17.84%	3.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,755		$44,469	$178,692	$340,962	$429,566	$339,119
Average net assets (000)	$57,300		$86,918	$262,457	$414,839	$402,691	$332,406
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.87%	(e)	0.88%	0.84%	0.93%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	0.96%	(e)	0.96%	0.88%	0.98%	1.02%	1.04%
Net investment income (loss)	1.18%	(e)	2.29%	2.02%	1.59%	1.55%	1.40%
Portfolio turnover rate(f)	38%		55%	58%	78%	112%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 28, 2017(a) through October 31,
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.05		$17.95	$20.29	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.29	0.29	0.06
Net realized and unrealized gain (loss) on investment transactions	7.99		(3.79)	(0.67)	(2.45)
Total from investment operations	8.07		(3.50)	(0.38)	(2.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.40)	(0.39)	-
Distributions from net realized gains	-		-	(1.57)	-
Total dividends and distributions	(0.29)		(0.40)	(1.96)	-
Net asset value, end of period	$21.83		$14.05	$17.95	$20.29
Total Return(c):	57.97%		(20.07)%	(1.07)%	(10.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47		$33	$49	$48
Average net assets (000)	$41		$36	$48	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.24%	1.23%	1.26	%(e)
Expenses before waivers and/or expense reimbursement	32.36%	(e)	42.28%	27.75%	150.41	%(e)
Net investment income (loss)	0.86%	(e)	1.91%	1.61%	0.31	%(e)
Portfolio turnover rate(f)	38%		55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     45

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended				December 28, 2017(a)
	April 30,		Year Ended October 31,		through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.08		$17.99	$20.33	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.30	0.34	0.21
Net realized and unrealized gain (loss) on investment transactions	7.98		(3.77)	(0.68)	(2.56)
Total from investment operations	8.09		(3.47)	(0.34)	(2.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.44)	(0.43)	-
Distributions from net realized gains	-		-	(1.57)	-
Total dividends and distributions	(0.32)		(0.44)	(2.00)	-
Net asset value, end of period	$21.85		$14.08	$17.99	$20.33
Total Return(c):	58.12%		(19.89)%	(0.79)%	(10.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,408		$2,761	$3,363	$9
Average net assets (000)	$3,258		$2,859	$1,861	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98%	(e)	0.99%	0.98%	1.02	%(e)
Expenses before waivers and/or expense reimbursement	1.44%	(e)	1.62%	1.68%	225.30	%(e)
Net investment income (loss)	1.20%	(e)	2.00%	1.93%	1.14	%(e)
Portfolio turnover rate(f)	38%		55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.10		$18.01	$20.38	$22.45	$19.65	$20.47
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.40	0.38	0.38	0.37	0.29
Net realized and unrealized gain (loss) on investment transactions	8.01		(3.82)	(0.69)	(0.94)	3.14	0.35
Total from investment operations	8.13		(3.42)	(0.31)	(0.56)	3.51	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.49)	(0.49)	(0.41)	(0.33)	(0.30)
Distributions from net realized gains	-		-	(1.57)	(1.10)	(0.38)	(1.16)
Total dividends and distributions	(0.36)		(0.49)	(2.06)	(1.51)	(0.71)	(1.46)
Net asset value, end of period	$21.87		$14.10	$18.01	$20.38	$22.45	$19.65
Total Return(b):	58.36%		(19.68)%	(0.59)%	(3.12)%	18.03%	3.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,115		$39,149	$146,559	$202,697	$163,221	$95,960
Average net assets (000)	$50,213		$67,073	$186,689	$200,226	$125,192	$82,160
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73%	(e)	0.74%	0.73%	0.78%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.85%	(e)	0.86%	0.78%	0.83%	0.87%	0.89%
Net investment income (loss)	1.34%	(e)	2.54%	2.11%	1.71%	1.70%	1.54%
Portfolio turnover rate(f)	38%		55%	58%	78%	112%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund     47

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

48

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA MID-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	SPRAX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX
CUSIP	74441L105	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2021